Trade and Other Payables - Summary of Movement in Deferred and Contingent Consideration (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [abstract]
At 1 January	$ 364	$ 376
Translation adjustment	(1)	1
Arising on acquisitions and investments during year (note 30)	1	7
Changes in estimate	10	13
Paid during year	(33)	(54)
Discount unwinding	20	21
At 31 December	$ 361	$ 364